Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	$ 153,597		$ 125,873		$ 371,072
EXPENSES
Brokerage fees (MS&Co.)	15,124,033		21,431,854		24,726,203
Management fees	4,610,705		7,263,522		9,509,245
Incentive fees	0		2,034,158		2,487,064
Total Expenses	19,734,738		30,729,534		36,722,512
NET INVESTMENT LOSS	(19,581,141)		(30,603,661)		(36,351,440)
Trading profit (loss):
Net realized	(2,747,878)		(23,852,820)		25,513,507
Net change in unrealized	(3,850,545)		(13,401,268)		7,787,866
Proceeds from Litigation	0		0		337,120
Total Trading Results	(6,598,423)		(37,254,088)		33,638,493
NET INCOME (LOSS)	(26,179,564)		(67,857,749)		(2,712,947)
Net Income (Loss) Allocation
Limited Partners	(25,885,258)		(67,138,290)		(2,687,785)
General Partner	(294,306)		(719,459)		(25,162)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (3.48)	[1]	$ (6.79)	[1]	$ 0.07	[1],[2]
General Partner (in dollars per unit)	$ (3.48)	[1]	$ (6.79)	[1]	$ 0.07	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	8,177,824.370		10,069,277.824		11,625,750.592
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	17,704		14,552		48,130
EXPENSES
Brokerage fees (MS&Co.)	1,345,522		1,909,452		2,485,116
Management fees	547,886		830,197		1,080,486
Total Expenses	1,893,408		2,739,649		3,565,602
NET INVESTMENT LOSS	(1,875,704)		(2,725,097)		(3,517,472)
Trading profit (loss):
Net realized	(199,068)		(483,261)		(745,965)
Net change in unrealized	133,331		(1,210,781)		1,584,602
Total Trading Results	(1,940,726)		(1,694,042)		838,637
NET INCOME (LOSS)	(3,816,430)		(4,419,139)		(2,678,835)
Net Income (Loss) Allocation
Limited Partners	(3,769,861)		(4,369,934)		(2,651,894)
General Partner	(46,569)		(49,205)		(26,941)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (1.06)	[1]	$ (0.94)	[1]	$ (0.46)	[1]
General Partner (in dollars per unit)	$ (1.06)	[1]	$ (0.94)	[1]	$ (0.46)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	3,584,790.785		4,606,460.437		5,569,769.759
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(488,412)		0		0
Unrealized appreciation (depreciation) on investment	52,939		0		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | FL Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(2,033,985)		0		0
Unrealized appreciation (depreciation) on investment	514,630		0		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(44,139)		0		0
Unrealized appreciation (depreciation) on investment	123,978		0		0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	9,876		7,327		22,423
EXPENSES
Brokerage fees (MS&Co.)	591,826		764,480		905,997
Management fees	190,827		246,609		295,068
Total Expenses	782,653		1,011,089		1,201,065
NET INVESTMENT LOSS	(772,777)		(1,003,762)		(1,178,642)
Trading profit (loss):
Net realized	370,013		(1,151,478)		3,283,491
Net change in unrealized	(248,162)		(339,048)		189,151
Proceeds from Litigation	0		0		29,602
Total Trading Results	121,851		(1,490,526)		3,502,244
NET INCOME (LOSS)	(650,926)		(2,494,288)		2,323,602
Net Income (Loss) Allocation
Limited Partners	(641,657)		(2,466,376)		2,299,999
General Partner	(9,269)		(27,912)		23,603
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (0.77)	[1]	$ (2.29)	[1]	$ 1.89	[1]
General Partner (in dollars per unit)	$ (0.77)	[1]	$ (2.29)	[1]	$ 1.89	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	879,118.270		1,056,873.607		1,234,612.751
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	57,466		53,908		147,814
EXPENSES
Brokerage fees (MS&Co.)	5,825,816		9,254,864		9,956,090
Management fees	2,647,299		4,157,245		4,589,666
Incentive fees	0		1,238,078		3,117,691
Total Expenses	8,473,115		14,650,187		17,663,447
NET INVESTMENT LOSS	(8,415,649)		(14,596,279)		(17,515,633)
Trading profit (loss):
Net realized	0		2,750,625		11,512,792
Net change in unrealized	0		(8,555,065)		7,129,344
Proceeds from Litigation	0		0		220,755
Total Trading Results	(2,231,528)		(27,988,792)		37,064,108
NET INCOME (LOSS)	(10,647,177)		(42,585,071)		19,548,475
Net Income (Loss) Allocation
Limited Partners	(10,517,888)		(42,124,253)		19,344,514
General Partner	(129,289)		(460,818)		203,961
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (1.77)	[1]	$ (5.47)	[1]	$ 2.36	[1]
General Partner (in dollars per unit)	$ (1.77)	[1]	$ (5.47)	[1]	$ 2.36	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	6,273,402.856		7,873,786.813		8,988,248.355
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Trading profit (loss):
Realized gain (loss) on investment	(429,295)		(958,118)		1,679,125
Unrealized appreciation (depreciation) on investment	(687,951)		(21,346,446)		16,522,092
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(25,751)		0		0
Unrealized appreciation (depreciation) on investment	(1,252,834)		240,600		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	3,838		0		0
Unrealized appreciation (depreciation) on investment	160,465		(120,388)		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	133,904		107,915		314,509
EXPENSES
Brokerage fees (MS&Co.)	13,307,993		18,722,379		20,908,735
Management fees	3,384,253		6,205,832		7,663,963
Incentive fees	0		94,355		0
Total Expenses	16,692,246		25,022,566		28,572,698
Mangement fee waived	(83,982)		0		(80,743)
NET EXPENSES	16,608,264		25,022,566		28,491,955
NET INVESTMENT LOSS	(16,474,360)		(24,914,651)		(28,177,446)
Trading profit (loss):
Net realized	(6,219,265)		11,402,800		29,840,644
Net change in unrealized	(9,809,697)		(11,820,187)		9,887,489
Proceeds from Litigation	0		10,951		164,828
Total Trading Results	(19,787,603)		325,546		39,892,961
NET INCOME (LOSS)	(36,261,963)		(24,589,105)		11,715,515
Net Income (Loss) Allocation
Limited Partners	(35,829,461)		(24,340,924)		11,593,566
General Partner	(432,502)		(248,181)		121,949
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (2.94)	[1]	$ (1.68)	[1]	$ 0.80	[1]
General Partner (in dollars per unit)	$ (2.94)	[1]	$ (1.68)	[1]	$ 0.80	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	12,156,580.269		14,975,570.662		17,523,345.833
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Investment Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(4,657,167)		167,699		0
Unrealized appreciation (depreciation) on investment	$ 898,526		$ 564,283		$ 0

[1]	Based on change in Net Asset Value per Unit.
[2]	The increase in the net asset value per Unit, while the Partnership incurred a net loss for the year ended December 31, 2010, is due to the timing of subscriptions and redemptions of Units throughout the year.